                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         ----------------------------------------------------------------------
Phone:   (617) 261-9000
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan         Boston, Massachusetts   February 14, 2013
   -------------------------------    ---------------------   -----------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                   Pioneer Investment Management, Inc.
        ---------------         ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 41
                                        --------------------

Form 13F Information Table Value Total: 3,787,212
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

    1         028-06536                 AEW Capital Management, Inc.
    ------        -----------------     -------------------------------------
    2         028-06808                 Natixis Global Asset Management, L.P.
    ------        -----------------     -------------------------------------

                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                   12/31/2012

                                                                                                             VOTING AUTHORITY
                               TITLE              VALUE     SH or    SH/  PUT/   INVESTMENT    OTHER   ----------------------------
       NAME OF ISSUER        OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  Call   DISCRETION   MANAGERS    SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities    COM       015271109   73,874  1,065,700   SH       Shared-Defined   01 02    887,600      -      178,100
American Assets Trust       COM       024013104   36,372  1,302,240   SH       Shared-Defined   01 02   1,162,007     -      140,233
American Campus Communities COM       024835100   38,339   831,100    SH       Shared-Defined   01 02    764,900      -       66,200
Avalon Bay Communities      COM       053484101  194,311  1,433,077   SH       Shared-Defined   01 02   1,199,677     -      233,400
Biomed Realty Trust Inc.    COM       09063H107   50,875  2,631,900   SH       Shared-Defined   01 02   2,366,300     -      265,600
Boston Properties Inc.      COM       101121101  218,339  2,063,500   SH       Shared-Defined   01 02   1,698,500     -      365,000
BRE Properties - Cl A       COM       05564E106   32,119   631,900    SH       Shared-Defined   01 02    560,600      -       71,300
Brookfield Office
 Properties Inc.            COM       112900105   23,763  1,397,000   SH       Shared-Defined   01 02   1,222,200     -      174,800
Camden Property Trust       COM       133131102   79,949  1,172,100   SH       Shared-Defined   01 02    998,100      -      174,000
CubeSmart                   COM       229663109   27,888  1,914,100   SH       Shared-Defined   01 02   1,695,800     -      218,300
DDR Corp                    COM       251591103   64,189  4,098,900   SH       Shared-Defined   01 02   3,653,000     -      445,900
Dupont Fabros Technology    COM       26613Q106   60,497  2,504,000   SH       Shared-Defined   01 02   2,147,200     -      356,800
EPR Properties              COM       26884U109   68,570  1,487,100   SH       Shared-Defined   01 02   1,263,300     -      223,800
Equity Lifestyle Properties COM       29472R108   54,902   815,900    SH       Shared-Defined   01 02    689,100      -      126,800
Equity Residential          COM       29476L107  245,285  4,328,300   SH       Shared-Defined   01 02   3,672,100     -      656,200
Extra Space Storage Inc.    COM       30225T102   65,393  1,797,000   SH       Shared-Defined   01 02   1,597,600     -      199,400
Federal Realty Invs Trust   COM       313747206  137,005  1,317,100   SH       Shared-Defined   01 02   1,063,900     -      253,200
First Potomac Realty Trust  COM       33610F109   34,101  2,759,000   SH       Shared-Defined   01 02   2,456,600     -      302,400
Forest City Enterprises -
 Class A                    COM       345550107   51,179  3,169,000   SH       Shared-Defined   01 02   2,656,600     -      512,400
HCP Inc.                    COM       40414L109  189,098  4,187,300   SH       Shared-Defined   01 02   3,521,900     -      665,400
Health Care Reit Inc.       COM       42217K106   33,918   553,400    SH       Shared-Defined   01 02    489,700      -       63,700
Host Hotels & Resorts       COM       44107P104  141,928  9,057,307   SH       Shared-Defined   01 02   7,509,007     -    1,548,300
Kilroy Realty Corp.         COM       49427F108  100,993  2,132,000   SH       Shared-Defined   01 02   1,845,400     -      286,600
Liberty Property Trust      COM       531172104   86,626  2,420,400   SH       Shared-Defined   01 02   1,978,600     -      441,800
Macerich Company (the)      COM       554382101  122,856  2,107,300   SH       Shared-Defined   01 02   1,820,000     -      287,300
National Retail Properties  COM       637417106   29,606   948,900    SH       Shared-Defined   01 02    841,200      -      107,700
Omega Healthcare Investors  COM       681936100   47,786  2,003,600   SH       Shared-Defined   01 02   1,782,500     -      221,100
Pebblebrook Hotel Trust     COM       70509V100   11,672   505,300    SH       Shared-Defined   01 02    443,300      -       62,000
Piedmont Office Realty
 Trust                      COM       720190206   20,619  1,142,300   SH       Shared-Defined   01 02   1,019,100            123,200
ProLogis Inc                COM       74340W103  188,234  5,158,500   SH       Shared-Defined   01 02   4,353,300            805,200
Public Storage Inc.         COM       74460D109  222,963  1,538,100   SH       Shared-Defined   01 02   1,287,800     -      250,300
Ramco Gershenson Properties COM       751452202   9,204    691,500    SH       Shared-Defined   01 02    691,500      -            -
Regency Centers Corp.       COM       758849103   54,636  1,159,500   SH       Shared-Defined   01 02   1,043,600     -      115,900
Retail Opportunity
 Investments Corp.          COM       76131N101   28,929  2,251,000   SH       Shared-Defined   01 02   2,010,300     -      240,700
Retail Properties of
 America Inc.               COM       76131V202   18,257  1,525,200   SH       Shared-Defined   01 02   1,352,000     -      173,200
RLJ Lodging Trust           COM       74965L101   31,716  1,637,400   SH       Shared-Defined   01 02   1,450,900            186,500
Select Income REIT          COM       81618T100   12,395   500,400    SH       Shared-Defined   01 02    453,600              46,800
Simon Property Group        COM       828806109  508,987  3,219,600   SH       Shared-Defined   01 02   2,725,400     -      494,200
Starwood Hotels & Resorts   COM       85590A401   42,647   743,500    SH       Shared-Defined   01 02    662,300      -       81,200

Ventas Inc.                 COM       92276F100  190,063  2,936,702   SH       Shared-Defined   01 02   2,468,502     -      468,200
Vornado Realty Trust        COM       929042109  137,129  1,712,400   SH       Shared-Defined   01 02   1,462,000     -      250,400
Column Totals                                   3,787,212 84,850,526                                   72,966,993     -   11,883,533